UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — DYNAMIC US

LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2018

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
CBS Corp., Class B Shares, Non Voting Shares	13,810	$603,773
Interpublic Group of Cos. Inc.	14,830	305,943
Omnicom Group Inc.	10,690	782,936

TOTAL COMMUNICATION SERVICES		1,692,652

CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.4%
Gentex Corp.	13,420	271,218
Lear Corp.	2,510	308,379

Total Auto Components		579,597

Hotels, Restaurants & Leisure - 5.7%
Carnival Corp.	10,820	533,426
Extended Stay America Inc.	1,220	18,910
Las Vegas Sands Corp.	23,840	1,240,872
Marriott International Inc., Class A Shares	16,210	1,759,757
Starbucks Corp.	64,442	4,150,065

Total Hotels, Restaurants & Leisure		7,703,030

Household Durables - 0.3%
PulteGroup Inc.	14,853	386,029

Internet & Direct Marketing Retail - 0.9%
eBay Inc.	41,683	1,170,042	*

Multiline Retail - 2.4%
Dollar General Corp.	5,890	636,591
Target Corp.	39,439	2,606,524

Total Multiline Retail		3,243,115

Specialty Retail - 5.5%
Best Buy Co. Inc.	17,917	948,884
Foot Locker Inc.	5,140	273,448
Home Depot Inc.	27,640	4,749,105
O’Reilly Automotive Inc.	3,509	1,208,254	*
Tiffany & Co.	790	63,603
Williams-Sonoma Inc.	4,110	207,350

Total Specialty Retail		7,450,644

Textiles, Apparel & Luxury Goods - 0.2%
Carter’s Inc.	2,553	208,376

TOTAL CONSUMER DISCRETIONARY		20,740,833

CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Brown-Forman Corp., Class B Shares	16,746	796,775

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.5%
Kroger Co.	43,392	$1,193,280
Walgreens Boots Alliance Inc.	32,240	2,202,959

Total Food & Staples Retailing		3,396,239

Food Products - 0.2%
Conagra Brands Inc.	14,870	317,623

Tobacco - 0.5%
Altria Group Inc.	12,280	606,509

TOTAL CONSUMER STAPLES		5,117,146

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	15,483	1,684,396
Exxon Mobil Corp.	27,062	1,845,358
HollyFrontier Corp.	1,120	57,254
Marathon Petroleum Corp.	20,320	1,199,083
Occidental Petroleum Corp.	12,170	746,995
Phillips 66	23,490	2,023,663
Valero Energy Corp.	14,460	1,084,066

TOTAL ENERGY		8,640,815

FINANCIALS - 25.9%
Banks - 14.0%
Bank of America Corp.	167,140	4,118,330
BankUnited Inc.	3,150	94,311
BB&T Corp.	37,310	1,616,269
CIT Group Inc.	4,480	171,450
Citizens Financial Group Inc.	24,751	735,847
Comerica Inc.	8,340	572,875
Fifth Third Bancorp	42,295	995,201
Huntington Bancshares Inc.	32,340	385,493
JPMorgan Chase & Co.	33,817	3,301,215
KeyCorp	52,680	778,610
M&T Bank Corp.	6,590	943,227
PNC Financial Services Group Inc.	22,050	2,577,865
Regions Financial Corp.	62,362	834,404
SunTrust Banks Inc.	24,705	1,246,120
Synovus Financial Corp.	4,650	148,753
Zions Bancorp	10,131	412,737

Total Banks		18,932,707

Capital Markets - 5.2%
Ameriprise Financial Inc.	15,510	1,618,779
E*TRADE Financial Corp.	8,680	380,878

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Lazard Ltd., Class A Shares	6,590	$243,237
LPL Financial Holdings Inc.	2,930	178,964
Morgan Stanley	94,213	3,735,545
Nasdaq Inc.	3,350	273,260
Northern Trust Corp.	6,720	561,725

Total Capital Markets		6,992,388

Consumer Finance - 2.6%
Ally Financial Inc.	21,830	494,668
Discover Financial Services	34,488	2,034,102
FirstCash Inc.	1,340	96,949
Synchrony Financial	37,630	882,800

Total Consumer Finance		3,508,519

Diversified Financial Services - 0.1%
Voya Financial Inc.	4,750	190,665

Insurance - 4.0%
Athene Holding Ltd., Class A Shares	1,070	42,618	*
Everest Re Group Ltd.	260	56,618
Fidelity National Financial Inc.	13,970	439,217
Hartford Financial Services Group Inc.	15,000	666,750
MetLife Inc.	41,807	1,716,595
Prudential Financial Inc.	19,470	1,587,779
Reinsurance Group of America Inc.	2,880	403,862
Torchmark Corp.	5,600	417,368

Total Insurance		5,330,807

TOTAL FINANCIALS		34,955,086

HEALTH CARE - 10.4%
Biotechnology - 4.5%
Amgen Inc.	31,196	6,072,926

Health Care Equipment & Supplies - 2.0%
Baxter International Inc.	40,516	2,666,763

Health Care Providers & Services - 1.3%
Humana Inc.	6,250	1,790,500

Pharmaceuticals - 2.6%
Pfizer Inc.	80,988	3,535,126

TOTAL HEALTH CARE		14,065,315

INDUSTRIALS - 14.0%
Aerospace & Defense - 1.0%
Harris Corp.	2,682	361,131
Hexcel Corp.	2,900	166,286

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Spirit AeroSystems Holdings Inc., Class A Shares	6,200	$446,958
Textron Inc.	8,230	378,498

Total Aerospace & Defense		1,352,873

Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc.	2,357	160,488

Airlines - 3.2%
Delta Air Lines Inc.	34,540	1,723,546
Southwest Airlines Co.	29,500	1,371,160
United Continental Holdings Inc.	13,860	1,160,498	*

Total Airlines		4,255,204

Construction & Engineering - 0.0%
MasTec Inc.	510	20,685	*

Electrical Equipment - 0.3%
Rockwell Automation Inc.	2,299	345,953

Machinery - 2.2%
Allison Transmission Holdings Inc.	7,161	314,439
Dover Corp.	7,000	496,650
Illinois Tool Works Inc.	15,340	1,943,425
Pentair PLC	7,320	276,550

Total Machinery		3,031,064

Professional Services - 0.2%
Robert Half International Inc.	4,120	235,664

Road & Rail - 6.0%
CSX Corp.	25,680	1,595,499
Landstar System Inc.	470	44,965
Norfolk Southern Corp.	9,230	1,380,254
Union Pacific Corp.	36,527	5,049,127

Total Road & Rail		8,069,845

Trading Companies & Distributors - 1.0%
United Rentals Inc.	2,460	252,224	*
W.W. Grainger Inc.	4,072	1,149,770

Total Trading Companies & Distributors		1,401,994

TOTAL INDUSTRIALS		18,873,770

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 5.1%
Cisco Systems Inc.	151,980	6,585,293
Ubiquiti Networks Inc.	3,180	316,124

Total Communications Equipment		6,901,417

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	8,433	683,495

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY		SHARES	VALUE
IT Services - 0.3%
Booz Allen Hamilton Holding Corp.		5,910	$266,363
DXC Technology Co.		1,810	96,238

Total IT Services			362,601

Semiconductors & Semiconductor Equipment - 5.4%
Intel Corp.		144,010	6,758,389
Maxim Integrated Products Inc.		5,670	288,320
Teradyne Inc.		8,140	255,433

Total Semiconductors & Semiconductor Equipment			7,302,142

Software - 3.5%
Oracle Corp.		104,620	4,723,593

Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.		34,366	5,420,893
Hewlett Packard Enterprise Co.		71,610	945,968
NetApp Inc.		10,670	636,679

Total Technology Hardware, Storage & Peripherals			7,003,540

TOTAL INFORMATION TECHNOLOGY			26,976,788

MATERIALS - 1.2%
Chemicals - 0.9%
PPG Industries Inc.		11,660	1,192,002

Metals & Mining - 0.3%
Nucor Corp.		2,030	105,174
Steel Dynamics Inc.		9,850	295,894

Total Metals & Mining			401,068

TOTAL MATERIALS			1,593,070

TOTAL COMMON STOCKS (Cost - $137,667,668)			132,655,475

INVESTMENTS IN UNDERLYING FUNDS - 0.9%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $1,177,945)		10,314	1,145,370

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $138,845,613)			133,800,845

	RATE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $1,536,769)	2.403%	1,536,769	1,536,769

TOTAL INVESTMENTS - 100.4% (Cost - $140,382,382)			135,337,614
Liabilities in Excess of Other Assets - (0.4)%			(564,297)

TOTAL NET ASSETS - 100.0%			$134,773,317

*	Non-income producing security.

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$132,655,475	—	—	$132,655,475
Investments in Underlying Funds	1,145,370	—	—	1,145,370

Total Long-Term Investments	133,800,845	—	—	133,800,845

Short-Term Investments†	1,536,769	—	—	1,536,769

Total Investments	$135,337,614	—	—	$135,337,614

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019